Supplement to the
Fidelity® Variable Insurance Products
Equity-Income Portfolio Initial Class, Service Class and Service Class 2
April 28, 2016
Prospectus

The following information supplements similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Ramona Persaud (co-manager) has managed the fund since April 2017.

The following information supplements similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

It is expected that Mr. Morrow will retire effective as of December 31, 2017. At that time, Ms. Persaud will assume lead portfolio manager responsibilities for the fund.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Ramona Persaud is co-manager of the fund, which she has managed since April 2017. She also manages other funds. Since joining Fidelity Investments in 2003, Ms. Persaud has worked as a research analyst and portfolio manager.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

It is expected that Mr. Morrow will retire effective as of December 31, 2017. At that time, Ms. Persaud will assume lead portfolio manager responsibilities for the fund.

VIPEI-17-01 1.797988.108	April 7, 2017

Supplement to the
Fidelity® Variable Insurance Products
Equity-Income Portfolio Investor Class
April 28, 2016
Prospectus

The following information supplements similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Ramona Persaud (co-manager) has managed the fund since April 2017.

The following information supplements similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

It is expected that Mr. Morrow will retire effective as of December 31, 2017. At that time, Ms. Persaud will assume lead portfolio manager responsibilities for the fund.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Ramona Persaud is co-manager of the fund, which she has managed since April 2017. She also manages other funds. Since joining Fidelity Investments in 2003, Ms. Persaud has worked as a research analyst and portfolio manager.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

It is expected that Mr. Morrow will retire effective as of December 31, 2017. At that time, Ms. Persaud will assume lead portfolio manager responsibilities for the fund.

VIPEI-INV-17-01 1.918636.103	April 7, 2017